1 ORGANIZATION	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION

AMERI Holdings, Inc. is a fast-growing technology services company which provides SAP cloud, digital and enterprise services to clients worldwide. Headquartered in Princeton, New Jersey Ameri100 has offices in the U.S. and Canada. The Company additionally has global delivery centers in India. With its bespoke engagement model, Ameri100 delivers transformational value to its clients across industry verticals.

AMERI Holdings, Inc. (“AMERI”, the “Company”, “we” or “our”) is a fast-growing company that, through the operations of its twelve subsidiaries, provides SAP cloud, digital and enterprise services to clients worldwide. Headquartered in Princeton, New Jersey, we typically go to market both vertically by industry and horizontally by product/technology specialties and provide our customers with a wide range of business and technology offerings. We work with customers, primarily within North America, to improve process, reduce costs and increase revenue through the judicious use of technology.